Investments in Debt Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Available-for-Sale Debt Securities
The cost basis and fair value of available-for-sale debt securities with unrealized gains and losses included in “Accumulated other comprehensive loss” in the consolidated balance sheets were as follows (in thousands):

	December 31, 2024			December 31, 2023
Available-for-sale securities	Cost Basis	Unrealized Gains/(Losses), net	Fair Value	Cost Basis	Unrealized Gains/(Losses), net	Fair Value
Government debt
U.S. treasury bonds	$—	—	$—	$17,230	168	$17,398
Total available-for-sale securities	$—	$—	$—	$17,230	$168	$17,398

Summary of Available-for-Sale Debt Securities by Contractual Maturity
The cost basis and fair value of available-for-sale debt securities at December 31, 2024 and 2023, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

	December 31, 2024		December 31, 2023
	Cost Basis	Fair Value	Cost Basis	Fair Value
Due in one year or less	$—	$—	$17,230	$17,398
Total available-for-sale securities	$—	$—	$17,230	$17,398